Note 32 - Principal accountant fees - Fees Accrued for Professional Services (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Note 32 - Principal accountant fees
Audit fees	$ 4,386	$ 3,966	$ 3,804
Audit-related fees	273	255	220
Tax fees	148
All other fees	14	11	5
Total	$ 4,821	$ 4,232	$ 4,029